CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	[3]	Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated Other Comprehensive Income/ (loss) [1]	Accumulated Other Comprehensive Income/ (loss) Cumulative Effect, Period of Adoption, Adjusted Balance	[1]	Non-controlling Interest	Non-controlling Interest Cumulative Effect, Period of Adoption, Adjusted Balance	Total before Non- controlling interest	Total before Non- controlling interest Cumulative Effect, Period of Adoption, Adjustment	[3]	Total before Non- controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred Units	Preferred Units Cumulative Effect, Period of Adoption, Adjusted Balance	Common Units	Common Units Cumulative Effect, Period of Adoption, Adjustment	[3]	Common Units Cumulative Effect, Period of Adoption, Adjusted Balance	Common Units Total before Non- controlling interest	General Partner Units and IDRs	[2]	General Partner Units and IDRs Cumulative Effect, Period of Adoption, Adjustment	[2],[3]	General Partner Units and IDRs Cumulative Effect, Period of Adoption, Adjusted Balance	[2]
Balance at beginning of the period at Dec. 31, 2017	$ 847,601				$ 26			$ 76,544		$ 771,057				$ 132,991		$ 585,440					$ 52,600
Increase (Decrease) in Partners' Capital
Net income	76,548							3,358		73,190				12,042		59,925					1,223
Cash distributions	(164,714)									(164,714)				(12,042)		(149,606)					(3,066)
Other comprehensive loss	(26)				(26)					(26)
Net proceeds from issuance of common units	13,854															13,563				$ 13,854	291
Common units repurchased and canceled	(13,980)									(13,980)						(13,980)
Units options expense	234									234						234
Balance at end of the period at Dec. 31, 2018	759,517				0			79,902		679,615				132,991		495,576					51,048
Increase (Decrease) in Partners' Capital
Net income	21,134							3,329		17,805				12,042		5,648					115
Cash distributions	(126,599)									(126,599)				(12,042)		(112,235)					(2,322)
Other comprehensive loss	0
Common units repurchased and canceled	(1,565)									(1,565)						(1,565)
Units options expense	207									207						207
Balance at end of the period at Dec. 31, 2019	652,694	$ (511)		$ 652,183	0	$ 0		83,231	$ 83,231	569,463	$ (511)		$ 568,952	132,991	$ 132,991	387,631	$ (501)		$ 387,130		48,841		$ (10)		$ 48,831
Increase (Decrease) in Partners' Capital
Net income	18,077							(1,119)		19,196				12,109		6,945					142
Cash distributions	(44,989)									(44,989)				(12,109)		(32,213)					(667)
Other comprehensive loss	0
Units options expense	50									50						50
Balance at end of the period at Dec. 31, 2020	$ 625,321				$ 0			$ 82,112		$ 543,209				$ 132,991		$ 361,912					$ 48,306	[1]

[1]	Relates to unrealized net losses on qualifying cash flow hedges.
[2]	As of December 31, 2020 and 2019, the carrying value of the equity attributable to the incentive distribution rights holders was $32.5 million
[3]	Opening Total Equity has been adjusted following the adoption of ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments and subsequent amendments effective January 1, 2020, see note 3.